RELATED PARTY TRANSACTIONS - Avanti Notes (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Nov. 30, 2025 USD ($)	Nov. 30, 2025 INR (₨)	Jul. 31, 2024 USD ($)	Sep. 30, 2016 USD ($)
RELATED PARTY TRANSACTIONS
Interest expense	$ 331,968	$ 263,485
Global Impex LLC
RELATED PARTY TRANSACTIONS
Notes acquired					$ 279,000
Unsecured promissory note | Chief executive officer
RELATED PARTY TRANSACTIONS
Interest expense			$ 23,107	$ 18,209
2016 Promissory Note | Chief executive officer
RELATED PARTY TRANSACTIONS
Principal amount			$ 0	$ 179,910				$ 248,000
Interest rate (in percentage)			14.00%
2024 Promissory Note | Chief executive officer
RELATED PARTY TRANSACTIONS
Principal amount						₨ 279,000	$ 93,000
Interest rate (in percentage)			14.00%